American Beacon NIS Core Plus Bond Fund

Supplement dated December 15, 2022

to the

Summary Prospectus dated June 1, 2022

Effective December 30, 2022, Kent J. White of National Investment Services of America, LLC will retire from his position as a portfolio manager for the American Beacon NIS Core Plus Bond Fund (the “Fund”). Accordingly, effective December 30, 2022, all references to Mr. White in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE